SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock California Municipal 2018 Term Trust
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-10499

_________________

1.	Title of the class of securities of BlackRock California Municipal 2018 Term Trust (the "Fund") to be redeemed:

Auction Market Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 11(a)(i) of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem a portion of its outstanding Shares.  See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of July, 2013.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST

By:	/s/ Robert W. Crothers
Name: Robert W. Crothers
Title: Vice President

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Principal Amount to be Redeemed
M-7	09249C204	August 6, 2013	56	$1,400,000